Shareholders' capital	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Shareholders' capital
Shareholders’ capital

(a)	Common shares
Number of common shares:

	2014	2013
Common shares, beginning of year	206,348,985	188,763,486
Public offering (i)	29,444,000	—
Conversion and redemption of convertible debentures (ii)	—	150,816
Conversion of subscription receipts (iii)	—	15,223,016
Issuance of shares under the dividend reinvestment (iv) and employee share purchase plans ((c)(ii))	2,356,483	2,211,667
Common shares, end of year	238,149,468	206,348,985

14.	Shareholders’ capital (continued)

(a)	Common shares (continued)
Authorized
APUC is authorized to issue an unlimited number of common shares. The holders of the common shares are entitled to dividends if, as and when declared by the Board of Directors (the "Board"); to one vote per share at meetings of the holders of common shares; and upon liquidation, dissolution or winding up of APUC to receive pro rata the remaining property and assets of APUC; subject to the rights of any shares having priority over the common shares.
On April 23, 2013, the Company’s shareholders renewed its shareholders’ rights plan (the “Rights Plan”). The Rights Plan has a term of three years. Under the Rights Plan, one right is issued with each issued share of the Company. The rights remain attached to the shares and are not exercisable or separable unless one or more certain specified events occur. If a person or group acting in concert acquires 20 percent or more of the outstanding shares (subject to certain exceptions) of the Company, the rights will entitle the holders thereof (other than the acquiring person or group) to purchase shares at a 50 percent discount from the then current market price. The rights provided under the Rights Plan are not triggered by any person making a “Permitted Bid”, as defined in the Rights Plan.
(i)Public offering
In December 2014, APUC issued 10,055,000 common shares at $9.95 per share pursuant to a public offering for proceeds of $100,047, before issuance costs of $4,243 or $3,021 net of taxes.
In September 2014, APUC issued 19,389,000 common shares at $8.90 per share pursuant to a public offering for proceeds of $172,562, before issuance costs of $7,648 or $5,719 net of taxes.
(ii)Conversion and redemption of convertible debentures
In 2013, $960 of Series 3 Debentures were redeemed for 150,816 common shares of APUC.

(iii)	Subscription receipts
On December 29, 2014, the Company received total proceeds of $77,503 from the issuance to Emera of 8,708,170 subscription receipts at a price of $8.90 per share in connection with the Odell SponsorCo acquisition (note 8(a)). At any time after the earlier of commencement of operations of the Odell Wind Project or November 14, 2015, Emera may elect to convert the subscription receipts for no additional consideration on a one-for-one basis into common shares. In the event that Emera has not elected to convert the subscription receipts by November 14, 2016, they will automatically convert into common shares.
On December 29, 2014, the Company received total proceeds of $33,000 from the issuance to Emera of 3,316,583 subscription receipts at a price of $9.95 per share in connection with the Park Water System acquisition (note 3(b)). At any time after the earlier of the Park Water System acquisition or December 29, 2015, Emera may elect to convert the subscription receipts for no additional consideration on a one-for-one basis into common shares. In the event that Emera has not elected to convert the subscription receipts by December 29, 2016, they will automatically convert into common shares.
On March 26, 2013, in connection with the acquisition of the Peach State Gas system, the Company issued 3,960,000 common shares at a price of $7.40 per share for total proceeds of $29,304 pursuant to a subscription receipt agreement with Emera.
On February 14, 2013, 11,263,016 subscription receipts issued in 2012 were exercised by Emera and the Company issued 11,263,016 common shares in exchange.

14.	Shareholders’ capital (continued)

(a)	Common shares (continued)

(iv)	Dividend reinvestment plan
The Company has a common shareholder dividend reinvestment plan, which provides an opportunity for shareholders to reinvest dividends for the purpose of purchasing common shares. Additional common shares acquired through the reinvestment of cash dividends are purchased in the open market or are issued by APUC at a discount of up to 5% from the average market price, all as determined by the Company from time to time. Subsequent to year-end, APUC issued an additional 706,680 common shares under the dividend reinvestment plan.

(b)	Preferred shares
APUC is authorized to issue an unlimited number of preferred shares, issuable in one or more series, containing terms and conditions as approved by the Board. On November 9, 2012, APUC issued 4,800,000 Series A preferred shares, at a price of $25 per share, for aggregate proceeds of $120,000 before issuance cost of $4,700 or $3,454 net of tax.
The holders of preferred shares are entitled to receive fixed cumulative preferential dividends at an annual rate of $1.125 per share, payable quarterly, as and when declared by the Board. The Series A preferred shares yield 4.5% annually for the initial six-year period up to, but excluding December 31, 2018, with the first dividend payment occurring December 31, 2012. The dividend rate will reset on December 31, 2018, and every five years thereafter at a rate equal to the then five-year Government of Canada bond yield plus 2.94%. The Series A preferred shares are redeemable at $25 per share at the option of the Company on December 31, 2018, and on December 31 of every fifth year thereafter. The holders of Series A preferred shares have the right to convert their shares into Cumulative Floating Rate preferred shares, Series B (the "Series B preferred shares”), subject to certain conditions, on December 31, 2018, and on December 31 of every fifth year thereafter. The Series B preferred shares carry the same features as the Series A preferred shares, except that holders will be entitled to receive quarterly floating-rate cumulative dividends, as and when declared by the Board, at a rate equal to the then ninety-day Government of Canada treasury bill yield plus 2.94%. The holders of Series B preferred shares will have the right to convert their shares back into Series A preferred shares on December 31, 2018, and on December 31 of every fifth year thereafter. The Series A preferred shares and the Series B preferred shares do not have a fixed maturity date and are not redeemable at the option of the holders thereof.
On January 1, 2013, the Company issued 100 redeemable Series C preferred shares in exchange for Class B limited partnership units issued by the St Leon LP. The mandatorily redeemable Series C preferred shares are recorded as a liability on the consolidated balance sheets (note 11).
On March 5, 2014, APUC issued 4,000,000 Series D preferred shares, at a price of $25 per share, for aggregate proceeds of $100,000 before issuance costs of $3,729 or $2,741 net of tax.
The holders of the Series D preferred shares are entitled to receive fixed cumulative preferential dividends at an annual rate of $1.25 per share, payable quarterly, as and when declared by the Board. The Series D preferred shares yield 5.0% annually for the initial five-year period up to, but excluding March 31, 2019, with the first dividend payment occurring June 30, 2014. The dividend rate will reset on March 31, 2019, and every five years thereafter at a rate equal to the then five-year Government of Canada bond yield plus 3.28%. The Series D preferred shares are redeemable at $25 per share at the option of the Company on March 31, 2019, and on March 31 of every fifth year thereafter. The holders of Series D preferred shares have the right to convert their shares into Cumulative Floating Rate preferred shares, Series E (the "Series E preferred shares”), subject to certain conditions, on March 31, 2019, and on March 31 of every fifth year thereafter. The Series E preferred shares carry the same features as the Series D preferred shares, except that holders will be entitled to receive quarterly floating-rate cumulative dividends, as and when declared by the Board, at a rate equal to the then ninety-day Government of Canada treasury bill yield plus 3.28%. The holders of Series E preferred shares will have the right to convert their shares back into Series D preferred shares on March 31, 2019, and on March 31 of every fifth year thereafter. The Series D preferred shares and the Series E preferred shares do not have a fixed maturity date and are not redeemable at the option of the holders thereof.

14.	Shareholders’ capital (continued)

(c)	Share-based compensation
For the year ended December 31, 2014, APUC recorded $3,248 (2013 - $2,046) in total share-based compensation expense detailed as follows:

	2014	2013
Stock options	$1,931	$1,687
Directors deferred share units	273	155
Employee share purchase	116	75
Performance share units	928	129
Total share-based compensation	$3,248	$2,046

The compensation expense is recorded as part of administrative expenses in the consolidated statements of operations. The portion of share-based compensation costs capitalized as cost of construction is insignificant.
As of December 31, 2014, total unrecognized compensation costs related to non-vested options and performance share unit were $2,084 and $2,380, respectively, and are expected to be recognized over a period of 1.71 years and 1.61, respectively.

(i)	Stock option plan
The Company’s stock option plan (the “Plan”) permits the grant of share options to key officers, directors, employees and selected service providers. The aggregate number of shares that may be reserved for issuance under the Plan must not exceed 10% of the number of Shares outstanding at the time the options are granted. The number of shares subject to each option, the option price, the expiration date, the vesting and other terms and conditions relating to each option shall be determined by the Board from time to time. Dividends on the underlying shares do not accumulate during the vesting period. Option holders may elect to surrender any portion of the vested options which is then exercisable in exchange for the "In-the-Money Amount". In accordance with the Plan, the "In-The-Money Amount" represents the excess, if any, of the market price of a share at such time over the option price, in each case such "In-the-Money" amount being payable by the Company in cash or shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these options are accounted for as equity awards.
In the case of qualified retirement, the Board may accelerate the vesting of the unvested options then held by the optionee at the Board’s discretion. All vested options may be exercised within ninety days after retirement. In the case of death, the options vest immediately and the period over which the options can be exercised is one year. In the case of disability, options continue to vest and be exercisable in accordance with the terms of the grant and the provisions of the plan. Employees have up to thirty days to exercise vested options upon resignation or termination.
The estimated fair value of options, including the effect of estimated forfeitures, is recognized as expense on a straight-line basis over the options’ vesting periods while ensuring that the cumulative amount of compensation cost recognized at least equals the value of the vested portion of the award at that date. The Company determines the fair value of options granted using the Black-Scholes option-pricing model. The risk-free interest rate is based on the zero-coupon Canada Government bond with a similar term to the expected life of the options at the grant date.  Expected volatility was estimated based on the adjusted historical volatility of the Company’s shares.  The expected life was estimated to equal the contractual life of the options. The dividend yield rate was based upon recent historical dividends paid on APUC shares.
The following assumptions were used in determining the fair value of share options granted:

	2014	2013
Risk-free interest rate	1.97%	1.61%
Expected volatility	38%	37%
Expected dividend yield	3.84%	3.83%
Expected life	8 years	8 years
Weighted average grant date fair value per option	$2.00	$2.00

14.	Shareholders’ capital (continued)

(c)	Share-based compensation (continued)

(i)	Stock option plan (continued)
Stock option activity during the period is as follows:

	Number of awards	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance at January 1, 2013	3,750,727	$5.25	6.07	$5,939
Granted	816,402	7.72	8.00	—
Balance at December 31, 2013	4,567,129	$5.70	5.45	$7,814
Granted	969,998	7.95	8.00	—
Balance at December 31, 2014	5,537,127	$6.09	4.96	$19,648
Exercisable at December 31, 2014	3,601,647	$5.33	4.20	$15,531

(ii)	Employee share purchase plan
Under the Company’s employee share purchase plan (“ESPP”), eligible employees may have a portion of their earnings withheld to be used to purchase the Company’s common shares. The Company will match (a) 20% of the employee contribution amount for the first five thousand dollars per employee contributed annually and 10% of the employee contribution amount for contributions over five thousand dollars up to ten thousand dollars annually, for Canadian employees, and (b) 15% of the employee contribution amount for the first fifteen thousand dollar per employee contributed annually, for U.S. employees. Common shares purchased through the Company match portion shall not be eligible for sale by the participant for a period of one year following the contribution date on which such shares were acquired. At the Company’s option, the common shares may be (i) issued to participants from treasury at the average share price or (ii) acquired on behalf of participants by purchases through the facilities of the TSX by an independent broker. The aggregate number of common shares reserved for issuance from treasury by APUC under the ESPP shall not exceed 2,000,000 common shares.
The Company uses the fair value based method to measure the compensation expense related to the Company’s contribution. For the year ended December 31, 2014, a total of 93,598 common shares (2013 - 85,410) were issued to employees under the ESPP.

(iii)	Directors deferred share units
Under the Company’s Deferred Share Unit Plan, non-employee directors of the Company may elect annually to receive all or any portion of their compensation in DSUs in lieu of cash compensation. Directors’ fees are paid on a quarterly basis and at the time of each payment of fees, the applicable amount is converted to DSUs. A DSU has a value equal to one of the Company’s common shares. Dividends accumulate in the DSU account and are converted to DSUs based on the market value of the shares on that date. DSUs cannot be redeemed until the director retires, resigns, or otherwise leaves the Board. The DSUs provide for settlement in cash or shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these options are accounted for as equity awards. As of December 31, 2014, 110,241 (2013 - 74,786) DSUs were outstanding pursuant to the election of the directors to defer a percentage of their director’s fee in the form of DSUs.

14.	Shareholders’ capital (continued)

(c)	Share-based compensation (continued)

(iv)	Performance share units
The Company offers a performance share unit plan to its employees as part of the Company’s long-term incentive program. PSUs are granted annually for three-year overlapping performance cycles. PSUs vest at the end of the three-year cycle and will be calculated based on established performance criteria. At the end of the three-year performance periods, the number of common shares issued can range from 0% to 184% of the number of PSUs granted. Dividends accumulating during the vesting period are converted to PSUs based on the market value of the shares on that date and are recorded in equity as the dividends are declared. None of these PSUs have voting rights. Any PSUs not vested at the end of a performance period will expire.
The PSUs provide for settlement in cash or shares at the election of the Company. During the second quarter, the Company settled 22,665 vested performance share units (“PSUs”) for $162 in cash. At the annual general meeting held on June 18, 2014, the shareholders approved a maximum of 500,000 common shares issuable from Treasury to settle PSUs. With the ability to issue shares from Treasury or purchase shares on the market, the Company expects to settle the remaining PSUs in common shares. As a result, the PSUs continue to be accounted for as equity awards.
Compensation expense associated with PSUs is recognized rateably over the performance period and assumes that performance goals will be achieved at 100%. If goals met differ, compensation cost recognized is adjusted to reflect the performance conditions achieved.
A summary of the PSUs follows:

	Number of awards	Weighted Average Grant-Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate intrinsic value
Balance at January 1, 2013	83,483	$6.58	1.80	$571
Granted	5,537	6.79	1.23	41
Exercised	(20,640)	6.70	—	(151)
Forfeited	(2,185)	6.70	—	(16)
Balance at December 31, 2013	66,195	$6.57	0.62	$486
Granted, including dividends	407,962	8.22	3	3,333
Exercised	(22,665)	6.13	—	(185)
Forfeited	(11,406)	8.22	—	(93)
Balance at December 31, 2014	440,086	$6.57	1.81	$439
Exercisable at December 31, 2014	42,097	$6.86	—	$486